CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	0.01	0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	38,419,193	37,493,217
Ordinary shares, shares outstanding	38,419,193	37,493,217